Note 4 - Acquisition of Prosperity Systems, Inc.: Schedule of Business Acquisitions, by Acquisition (Details) - USD ($)	Nov. 30, 2015	Sep. 30, 2015		Jan. 05, 2015	Dec. 31, 2014		Dec. 31, 2013
Details
Cash and cash equivalents		$ 162,762		$ 563	$ 100,475		$ 5,627
Accounts receivable		43,571		30,662
Property and equipment, at cost less accumulated depreciation		221	[1]	1,026		[1]		[1]
Intangible Assets, Current				29,947
Deferred consulting fees		45,833		116,875
Investment		24,000	[2]	12,500		[2]		[2]
Total Assets		343,502		191,573	$ 104,024		$ 9,580
Notes and loans payable		9,242		37,270			6,000
Notes Payable	$ 39,000			25,000
Accounts payable		33,032		4,838	82,376		82,376
Accrued expenses payable		$ 11,119		5,509	$ 2,456		$ 22,612
Liabilities				$ 72,617

[1]	Property and equipment, at cost less accumulated depreciation of $13,573 and $2,991, respectively.
[2]	Investment in Stock Market Manager, Inc.